Annual Fund Operating Expenses - Invesco NASDAQ 100 ETF - Invesco NASDAQ 100 ETF	Jul. 29, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%